Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PRIMECAP Odyssey Stock Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PRIMECAP Odyssey Stock Fund
Average Annual Return, Percent	29.83%	12.27%	11.41%
PRIMECAP Odyssey Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PRIMECAP Odyssey Growth Fund
Average Annual Return, Percent	27.97%	11.81%	11.55%
PRIMECAP Odyssey Aggressive Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PRIMECAP Odyssey Aggressive Growth Fund
Average Annual Return, Percent	27.27%	9.48%	10.43%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	38.02%	15.27%	13.00%